Annual Total Returns - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund - Class OUS
Jan. 27, 2025
Bar Chart Table:
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.47%
Annual Return 2018	1.47%
Annual Return 2019	1.81%
Annual Return 2020	0.26%
Annual Return 2021	0.01%
Annual Return 2022	1.26%
Annual Return 2023	4.65%
Annual Return 2024	4.90%